Small Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2021 (unaudited)

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.3%)
Bandwidth, Inc. *	14,300	1,812
Cardlytics, Inc. *	69,982	7,677
CarGurus, Inc. *	75,636	1,803

Total		11,292

Consumer Discretionary (15.7%)
BJ’s Restaurants, Inc. *	95,461	5,544
Churchill Downs, Inc.	37,774	8,591
Deckers Outdoor Corp. *	28,932	9,560
Floor & Decor Holdings, Inc. *	69,462	6,632
Foot Locker, Inc.	124,673	7,013
Fox Factory Holding Corp. *	58,734	7,463
GAN, Ltd. *	208,125	3,788
Lithia Motors, Inc. - Class A	17,263	6,734
Patrick Industries, Inc.	90,212	7,668
Penn National Gaming, Inc. *	94,722	9,931
PVH Corp. *	80,342	8,492
Shutterstock, Inc.	53,997	4,808
Thor Industries, Inc.	70,815	9,542
TopBuild Corp. *	53,900	11,288
Under Armour, Inc. - Class C *	350,042	6,462
Wingstop, Inc.	59,735	7,596
Wolverine World Wide, Inc.	64,488	2,471
YETI Holdings, Inc. *	103,312	7,460

Total		131,043

Consumer Staples (3.5%)
BellRing Brands, Inc. *	144,029	3,400
Freshpet, Inc. *	53,761	8,538
Hostess Brands, Inc. *	263,236	3,775
Performance Food Group Co. *	151,318	8,717
The Simply Good Foods Co. *	152,093	4,627

Total		29,057

Financials (5.2%)
ArcLight Clean Transition Corp. *	68,562	1,226
James River Group Holdings, Ltd.	98,155	4,478
Kemper Corp.	52,793	4,209
MGIC Investment Corp.	405,132	5,611
OneMain Holdings, Inc.	106,076	5,698
Stifel Financial Corp.	94,620	6,061
Synovus Financial Corp.	113,410	5,189
Triumph Bancorp, Inc. *	93,408	7,229

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Financials continued
Western Alliance Bancorporation	45,248	4,273

Total		43,974

Health Care (31.1%)
AdaptHealth LLC *	151,205	5,558
Addus HomeCare Corp. *	47,299	4,947
Adverum Biotechnologies, Inc. *	239,611	2,363
Allakos, Inc. *	42,387	4,865
ALX Oncology Holdings, Inc. *	53,266	3,928
Amedisys, Inc. *	16,292	4,314
Apellis Pharmaceuticals, Inc. *	103,687	4,449
Arena Pharmaceuticals, Inc. *	50,015	3,470
Arrowhead Pharmaceuticals, Inc. *	58,310	3,866
Arvinas, Inc. *	46,407	3,067
AtriCure, Inc. *	81,872	5,364
Biohaven Pharmaceutical Holding Co., Ltd. *	61,269	4,188
Cardiovascular Systems, Inc. *	85,314	3,271
Celldex Therapeutics, Inc. *	129,250	2,663
ChemoCentryx, Inc. *	80,281	4,114
Constellation Pharmaceuticals, Inc. *	110,087	2,575
Design Therapeutics, Inc. *	27,200	813
Dicerna Pharmaceuticals, Inc. *	154,282	3,945
Dyne Therapeutics, Inc. *	168,622	2,619
Fate Therapeutics, Inc. *	29,474	2,430
Glaukos Corp. *	52,943	4,443
Globus Medical, Inc. - Class A *	94,483	5,827
Health Catalyst, Inc. *	115,014	5,379
Heron Therapeutics, Inc. *	227,021	3,680
Homology Medicines, Inc. *	254,726	2,397
ImmunoGen, Inc. *	421,661	3,415
Instil Bio, Inc. *	52,900	1,327

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Integer Holdings Corp. *	76,417	7,038
Integra LifeSciences Holdings Corp. *	111,517	7,705
iRhythm Technologies, Inc. *	11,440	1,589
KalVista Pharmaceuticals, Inc. *	69,815	1,793
Karuna Therapeutics, Inc. *	13,857	1,666
Karyopharm Therapeutics, Inc. *	223,243	2,348
Kodiak Sciences, Inc. *	40,681	4,613
Kura Oncology, Inc. *	149,367	4,223
Kymera Therapeutics, Inc. *	44,426	1,726
LHC Group, Inc. *	37,413	7,154
Madrigal Pharmaceuticals, Inc. *	33,652	3,936
Mersana Therapeutics, Inc. *	232,788	3,766
Mirati Therapeutics, Inc. *	27,315	4,679
ModivCare, Inc. *	53,869	7,979
Nanostring Technologies, Inc. *	79,007	5,192
Natera, Inc. *	44,818	4,551
NeoGenomics, Inc. *	107,753	5,197
Nkarta, Inc. *	40,109	1,320
Novavax, Inc. *	23,940	4,341
Omnicell, Inc. *	87,749	11,396
OraSure Technologies, Inc. *	170,443	1,989
PTC Therapeutics, Inc. *	88,551	4,193
R1 RCM, Inc. *	394,044	9,725
Radius Health, Inc. *	161,292	3,365
RAPT Therapeutics, Inc. *	80,231	1,781
Reata Pharmaceuticals, Inc. *	24,612	2,454
Revance Therapeutics, Inc. *	135,872	3,798
Revolution Medicines, Inc. *	57,160	2,622
Rocket Pharmaceuticals, Inc. *	78,150	3,467
Syndax Pharmaceuticals, Inc. *	149,321	3,339
Tandem Diabetes Care, Inc. *	54,409	4,802

Small Cap Growth Stock Portfolio

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Health Care continued
TCR2 Therapeutics, Inc. *	114,491	2,528
TG Therapeutics, Inc. *	74,575	3,594
Theravance Biopharma, Inc. *	186,930	3,815
Turning Point Therapeutics, Inc. *	47,634	4,506
Ultragenyx Pharmaceutical, Inc. *	41,740	4,752
Veracyte, Inc. *	92,146	4,953
Y-mAbs Therapeutics, Inc. *	102,833	3,110

Total		260,282

Industrials (15.6%)
Altra Industrial Motion Corp.	60,652	3,355
Applied Industrial Technologies, Inc.	69,799	6,364
Armstrong World Industries, Inc.	37,765	3,402
ASGN, Inc. *	82,534	7,877
Axon Enterprise, Inc. *	21,430	3,052
Boise Cascade Co.	88,915	5,320
Builders FirstSource, Inc. *	145,697	6,756
BWX Technologies, Inc.	90,283	5,953
CACI International, Inc. - Class A *	27,874	6,875
Clean Harbors, Inc. *	58,992	4,959
Curtiss-Wright Corp.	38,566	4,574
EnerSys	39,764	3,611
Exponent, Inc.	64,939	6,328
Insperity, Inc.	62,006	5,192
ITT, Inc.	71,144	6,468
John Bean Technologies Corp.	57,936	7,725
Marten Transport, Ltd.	147,427	2,502
Mercury Systems, Inc. *	45,093	3,186
Plug Power, Inc. *	90,641	3,249
Rexnord Corp.	128,506	6,051
Science Applications International Corp.	56,570	4,729
SPX Corp.	89,961	5,242
SPX Flow, Inc.	89,983	5,699
Tetra Tech, Inc.	59,192	8,033
Trex Co., Inc. *	44,767	4,098

Total		130,600

Information Technology (21.4%)
Alarm.com Holdings, Inc. *	73,099	6,314
Axcelis Technologies, Inc. *	137,712	5,659
Blackbaud, Inc. *	64,948	4,616
Cirrus Logic, Inc. *	55,747	4,727
Concentrix Corp. *	48,209	7,218
Digital Turbine, Inc. *	103,424	8,311
Everbridge, Inc. *	35,893	4,350

Common Stocks (99.9%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
ExlService Holdings, Inc. *	85,702	7,727
Five9, Inc. *	31,338	4,899
FormFactor, Inc. *	133,023	6,001
II-VI, Inc. *	96,799	6,618
Insight Enterprises, Inc. *	65,542	6,254
j2 Global, Inc. *	44,843	5,375
Lattice Semiconductor Corp. *	186,493	8,396
LiveRamp Holdings, Inc. *	75,608	3,923
Lumentum Holdings, Inc. *	65,249	5,960
Manhattan Associates, Inc. *	46,534	5,462
Medallia, Inc. *	153,400	4,278
Mimecast, Ltd. *	96,280	3,871
Olo, Inc. *	5,500	145
Paylocity Holding Corp. *	19,324	3,475
Perficient, Inc. *	134,318	7,887
Power Integrations, Inc.	100,486	8,188
Q2 Holdings, Inc. *	58,248	5,836
Rapid7, Inc. *	95,226	7,105
Repay Holdings Corp. *	226,770	5,325
Sprout Social, Inc. *	99,417	5,742
SVMK, Inc. *	163,264	2,991
Synaptics, Inc. *	62,042	8,402
Varonis Systems, Inc. *	124,264	6,380
Verra Mobility Corp. *	541,078	7,323

Total		178,758

Materials (2.1%)
Axalta Coating Systems, Ltd. *	163,318	4,831
Ingevity Corp. *	55,981	4,228
Louisiana-Pacific Corp.	153,647	8,521

Total		17,580

Real Estate (4.0%)
Essential Properties Realty Trust, Inc.	226,731	5,176
Independence Realty Trust, Inc.	310,623	4,722
JBG SMITH Properties	129,258	4,109
PS Business Parks, Inc.	48,310	7,468
Rexford Industrial Realty, Inc.	110,182	5,553
Ryman Hospitality Properties, Inc. *	78,776	6,106

Total		33,134

Total Common Stocks (Cost: $585,962)		835,720

Short-Term Investments (0.2%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (0.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.040% #	1,716,512	1,717

Total		1,717

Total Short-Term Investments (Cost: $1,717)		1,717

Total Investments (100.1%) (Cost: $587,679)@		837,437

Other Assets, Less Liabilities (-0.1%)		(1,142)

Net Assets (100.0%)		836,295

Small Cap Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2021.
@

At March 31, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $587,679 and the net unrealized appreciation of investments based on that cost was $249,758 which is comprised of $278,809 aggregate gross unrealized appreciation and $29,051 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2021.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$835,720	$—	$—
Short-Term Investments	1,717	—	—

Total Assets:	$837,437	$—	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand